Schedule of Investments (unaudited)
January 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.8%
iShares Core U.S. Aggregate Bond ETF(a)	49,298	$4,936,209
Total Investment Companies (Cost: $4,854,046)		4,936,209
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	160,000	160,000
Total Short-Term Securities — 3.0% (Cost: $160,000)		160,000
Total Investments in Securities — 96.8% (Cost: $5,014,046)		5,096,209
Other Assets Less Liabilities — 3.2%		166,286
Net Assets — 100.0%		$5,262,495

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$110,000	$50,000 (a)	$—	$—	$—	$160,000	160,000	$1,247	$—
iShares Core U.S. Aggregate Bond ETF	4,956,421	—	—	—	(20,212)	4,936,209	49,298	48,674	—
				$—	$(20,212)	$5,096,209		$49,921	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/26	USD	20	$1	$—	$1
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/11/26	USD	20	8	—	8
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/04/26	USD	10	1	—	1
4.10%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/28/27	USD	200	(1,217)	1	(1,218)
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/03/27	USD	250	(1,429)	1	(1,430)
2.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/01/27	USD	15	104	—	104
2.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/27	USD	380	3,277	1	3,276

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/02/27	USD	10	$49	$—	$49
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/28	USD	240	(3,004)	1	(3,005)
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/03/28	USD	160	(2,049)	—	(2,049)
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/28	USD	170	(2,354)	1	(2,355)
2.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/01/29	USD	15	263	—	263
2.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/29	USD	320	6,645	2	6,643
2.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/29	USD	20	530	—	530
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/29	USD	10	(56)	—	(56)
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/29	USD	12	(260)	—	(260)
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/30/29	USD	10	(61)	—	(61)
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/30	USD	300	(6,292)	2	(6,294)
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/03/30	USD	185	(3,925)	2	(3,927)
3.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/30	USD	15	77	—	77
3.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/04/30	USD	10	64	—	64
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/15/30	USD	20	(187)	—	(187)
3.46%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/07/30	USD	15	13	—	13
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/20/30	USD	30	(223)	—	(223)
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/30	USD	135	(1,461)	2	(1,463)
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/07/30	USD	20	(438)	—	(438)
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/10/30	USD	34	216	—	216
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/04/30	USD	40	295	1	294
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/21/31	USD	50	(1,034)	1	(1,035)
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/04/31	USD	20	(450)	—	(450)
4.17%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/07/31	USD	20	(593)	1	(594)
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/19/31	USD	50	(837)	1	(838)
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/32	USD	25	(589)	—	(589)
2.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/01/32	USD	10	424	—	424
2.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/32	USD	210	10,007	2	10,005
2.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/32	USD	10	605	1	604

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/25/32	USD	10	$495	$—	$495
2.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/02/32	USD	10	421	—	421
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/30/32	USD	10	63	—	63
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/07/33	USD	55	269	—	269
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/06/33	USD	10	(79)	1	(80)
3.42%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/07/33	USD	20	360	—	360
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/33	USD	210	1,348	3	1,345
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/33	USD	15	102	29	73
3.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/07/33	USD	10	(134)	1	(135)
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/18/33	USD	20	(304)	7	(311)
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/26/34	USD	25	(358)	—	(358)
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/21/34	USD	20	(259)	1	(260)
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/11/34	USD	30	(495)	1	(496)
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/30/34	USD	30	992	—	992
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/34	USD	30	(180)	1	(181)
4.07%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/35	USD	65	(1,317)	1	(1,318)
3.97%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/11/35	USD	10	(112)	—	(112)
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/19/35	USD	20	107	—	107
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/04/35	USD	20	300	1	299
2.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/37	USD	130	12,744	2	12,742
2.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/37	USD	10	1,190	—	1,190
2.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/25/37	USD	7	714	—	714
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/38	USD	140	6,367	3	6,364
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/38	USD	10	455	33	422
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/39	USD	35	988	1	987
4.12%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/40	USD	35	(222)	1	(223)
2.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/42	USD	125	19,251	3	19,248
2.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/42	USD	10	1,789	—	1,789
2.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/25/42	USD	10	1,588	1	1,587

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.48%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/30/42	USD	5	$411	$—	$411
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/43	USD	140	12,538	4	12,534
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/44	USD	10	738	1	737
4.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/03/45	USD	7	77	—	77
4.16%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/07/46	USD	12	72	—	72
2.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/47	USD	105	21,995	3	21,992
2.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/05/47	USD	15	3,570	—	3,570
3.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/05/47	USD	10	1,639	—	1,639
3.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/17/48	USD	5	819	—	819
3.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/48	USD	130	17,273	4	17,269
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/48	USD	10	1,309	52	1,257
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/49	USD	10	1,051	—	1,051
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/49	USD	10	1,005	—	1,005
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/50	USD	20	574	1	573
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/50	USD	10	366	1	365
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/28/51	USD	12	53	—	53
2.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/24/52	USD	3	739	—	739
2.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/11/52	USD	75	19,037	2	19,035
2.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/12/53	USD	10	2,139	1	2,138
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/24/53	USD	10	1,615	—	1,615
3.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/53	USD	70	11,758	2	11,756
3.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/53	USD	15	2,478	99	2,379
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/07/53	USD	10	880	—	880
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/54	USD	10	1,298	1	1,297
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/04/54	USD	5	389	—	389
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/30/54	USD	10	1,495	—	1,495
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/10/55	USD	35	2,357	1	2,356

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/55	USD	10	$428	$1	$427
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/04/55	USD	10	319	—	319
								$150,625	$283	$150,342
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,936,209	$—	$—	$4,936,209
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$5,096,209	$—	$—	$5,096,209
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$180,288	$—	$180,288
Liabilities
Interest Rate Contracts	—	(29,946)	—	(29,946)
	$—	$150,342	$—	$150,342

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate